UNAUDITED CONSOLIDATED CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Ordinary Shares Class A ordinary shares CIK0001838821_ARYA Sciences Acquisition Corp IV	Ordinary Shares Class B ordinary shares CIK0001838821_ARYA Sciences Acquisition Corp IV	Ordinary Shares	Additional Paid-in Capital CIK0001838821_ARYA Sciences Acquisition Corp IV	Additional Paid-in Capital	Accumulated Deficit CIK0001838821_ARYA Sciences Acquisition Corp IV	Accumulated Deficit	CIK0001838821_ARYA Sciences Acquisition Corp IV	Total
Beginning Balance at Dec. 31, 2021	$ 50	$ 374		$ 0		$ (10,295,731)		$ (10,295,307)
Beginning balance (in shares) at Dec. 31, 2021	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		587,356		587,356
Net loss	0	0		0		1,067,484		1,067,484
Ending Balance at Dec. 31, 2022	$ 50	$ 374	$ 1,000	0	$ 1,153,000	(8,640,891)	$ (97,059,000)	(8,640,467)	$ (95,877,000)
Ending balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		(1,548,845)		(1,548,845)
Net loss	0	0		0		160,249		160,249
Ending Balance at Mar. 31, 2023	$ 50	$ 374		0		(10,029,487)		(10,029,063)
Ending balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	1,000	0	1,153,000	(8,640,891)	(97,059,000)	(8,640,467)	(95,877,000)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net loss								541,762
Ending Balance at Jun. 30, 2023	$ 50	$ 374	1,000	0	1,367,000	(10,248,339)	(114,267,000)	(10,247,915)	(112,876,000)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	1,000	0	1,153,000	(8,640,891)	(97,059,000)	(8,640,467)	(95,877,000)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net loss									(27,969,000)
Ending Balance at Sep. 30, 2023			1,000		1,493,000		(125,028,000)		(123,507,000)
Beginning Balance at Dec. 31, 2022	$ 50	$ 374	1,000	0	1,153,000	(8,640,891)	(97,059,000)	(8,640,467)	(95,877,000)
Beginning balance (in shares) at Dec. 31, 2022	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		(4,018,937)		(4,018,937)
Net loss	0	0		0		(2,133,335)		(2,133,335)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	1,000	0	1,608,000	(14,793,163)	(133,649,000)	(14,792,739)	(132,023,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Beginning Balance at Mar. 31, 2023	$ 50	$ 374		0		(10,029,487)		(10,029,063)
Beginning balance (in shares) at Mar. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Adjustment of accretion of Class A ordinary shares subject to possible redemption	$ 0	$ 0		0		(600,365)		(600,365)
Net loss	0	0		0		381,513		381,513
Ending Balance at Jun. 30, 2023	$ 50	$ 374	1,000	0	1,367,000	(10,248,339)	(114,267,000)	(10,247,915)	(112,876,000)
Ending balance (in shares) at Jun. 30, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net loss							(10,761,000)		(10,761,000)
Ending Balance at Sep. 30, 2023			1,000		1,493,000		(125,028,000)		(123,507,000)
Ending Balance at Dec. 31, 2023	$ 50	$ 374	1,000	0	1,608,000	(14,793,163)	(133,649,000)	(14,792,739)	(132,023,000)
Ending balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Subscription Agreement Expense	$ 0	$ 0		1,420,405		0		1,420,405
Adjustment of accretion of Class A ordinary shares subject to possible redemption	0	0		(902,751)		0		(902,751)
Net loss	0	0		0		(245,847)		(245,847)
Ending Balance at Mar. 31, 2024	$ 50	$ 374		517,654		(15,039,010)		(14,520,932)
Ending balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Beginning Balance at Dec. 31, 2023	$ 50	$ 374	1,000	0	1,608,000	(14,793,163)	(133,649,000)	(14,792,739)	(132,023,000)
Beginning balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net loss								1,576,744
Ending Balance at Jun. 30, 2024	$ 50	$ 374	1,000	412,421	6,163,000	(13,216,419)	(146,692,000)	(12,803,574)	(140,506,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500
Beginning Balance at Dec. 31, 2023	$ 50	$ 374	1,000	0	1,608,000	(14,793,163)	(133,649,000)	(14,792,739)	(132,023,000)
Beginning balance (in shares) at Dec. 31, 2023	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net loss									(21,278,000)
Ending Balance at Jul. 30, 2024			1,000		6,591,000		(154,927,000)		(148,315,000)
Beginning Balance at Mar. 31, 2024	$ 50	$ 374		517,654		(15,039,010)		(14,520,932)
Beginning balance (in shares) at Mar. 31, 2024	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Subscription Agreement Expense	$ 0	$ 0		713,794		0		713,794
Adjustment of accretion of Class A ordinary shares subject to possible redemption	0	0		(819,027)		0		(819,027)
Net loss	0	0		0		1,822,591		1,822,591
Ending Balance at Jun. 30, 2024	$ 50	$ 374	1,000	$ 412,421	6,163,000	$ (13,216,419)	(146,692,000)	$ (12,803,574)	(140,506,000)
Ending balance (in shares) at Jun. 30, 2024	499,000	3,737,500
Increase (Decrease) in Stockholders' Equity
Net loss							(8,235,000)		(8,235,000)
Ending Balance at Jul. 30, 2024			1,000		6,591,000		(154,927,000)		(148,315,000)
Increase (Decrease) in Stockholders' Equity
Net loss									3,600,000
Ending Balance at Sep. 30, 2024			1,000		89,786,000		(13,217,000)		76,561,000
Beginning Balance at Jul. 31, 2024			1,000		89,786,000		(16,823,000)		72,964,000
Increase (Decrease) in Stockholders' Equity
Net loss							3,606,000		3,606,000
Ending Balance at Sep. 30, 2024			$ 1,000		$ 89,786,000		$ (13,217,000)		$ 76,561,000